Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Debt
Long-term debt		€ 7,905,557	€ 6,152,034
FMC US Finance II, Inc. 2012
Debt
Face amount | $	$ 800,000
Interest rate on borrowings (as a percent)	5.625%	5.625%
Long-term debt			698,167
FMC Finance VIII S.A. 2012
Debt
Face amount		€ 250,000
Interest rate on borrowings (as a percent)	5.25%	5.25%
Long-term debt			249,773
FMC US Finance II, Inc. 2014
Debt
Face amount | $	$ 500,000
Interest rate on borrowings (as a percent)	4.125%	4.125%
Long-term debt		€ 444,507	435,376
FMC US Finance, Inc. 2011
Debt
Face amount | $	$ 650,000
Interest rate on borrowings (as a percent)	5.75%	5.75%
Long-term debt		€ 577,069	564,882
FMC Finance VII S.A. 2011
Debt
Face amount		€ 300,000
Interest rate on borrowings (as a percent)	5.25%	5.25%
Long-term debt		€ 299,498	299,035
FMC US Finance II, Inc. 2012
Debt
Face amount | $	$ 700,000
Interest rate on borrowings (as a percent)	5.875%	5.875%
Long-term debt		€ 622,135	609,532
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount		€ 650,000
Interest rate on borrowings (as a percent)	0.25%	0.25%
Long-term debt		€ 646,936
FMC US Finance II, Inc. 2014
Debt
Face amount | $	$ 400,000
Interest rate on borrowings (as a percent)	4.75%	4.75%
Long-term debt		€ 354,338	347,297
Fresenius Medical Care AG & Co. KGaA, 2018
Debt
Face amount		€ 500,000
Interest rate on borrowings (as a percent)	1.50%	1.50%
Long-term debt		€ 496,138	496,384
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount		€ 600,000
Interest rate on borrowings (as a percent)	0.625%	0.625%
Long-term debt		€ 593,216
FMC US Finance III, Inc. 2019
Debt
Face amount | $	$ 500,000
Interest rate on borrowings (as a percent)	3.75%	3.75%
Long-term debt		€ 435,673
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount		€ 500,000
Interest rate on borrowings (as a percent)	1.25%	1.25%
Long-term debt		€ 497,109
Bonds
Debt
Long-term debt		€ 4,966,619	€ 3,700,446
Percentage at which holders have right to ask repurchase	101.00%
Bonds issued before 2018 and bond issued by FMC US Finance III in 2019
Debt
Redemption percentage at option of issuer	100.00%